                                                                               .
                                                                               .
                                                                               .

                                       Supplement dated Feb. 13 , 2009*
                                                                   ------------------------------------------
                                                                                  PRODUCT FORM #
                                                                   ------------------------------------------
  PRODUCT NAME                                                       NATIONAL              NEW YORK
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY                          S- 6161 R (5/08)      S- 6163 P (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R)                 S-6467 M (5/08)       S-6471 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY(R) -- BAND 3       S-6477 M (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6406 L (5/08)       S-6410 H (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR SELECT(R) VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) PLUS VARIABLE          S-6273 L (5/08)       S-6362 H (5/08)
  ANNUITY/ RIVERSOURCE RETIREMENT ADVISOR SELECT(R) PLUS VARIABLE
  ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE               S-6407 J (5/08)
  ANNUITY -- BAND 3
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE             S-6503 F (5/08)       S-6504 F (5/08)
  ANNUITY/RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R) VARIABLE
  ANNUITY/RIVERSOURCE
  RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SINGLE PREMIUM VARIABLE LIFE                        S-6199 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE IV/RIVERSOURCE(R)           S-6418 K (5/08)       S-6419 L (5/08)
  VARIABLE UNIVERSAL LIFE IV -- ESTATE SERIES
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE SECOND-TO-DIE LIFE INSURANCE               S-6196 W (5/08)       S-6185 R (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE INSURANCE                   S-6194 AJ (5/08)      S-6171 AK (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) VARIABLE UNIVERSAL LIFE III                         S-6189 M (5/08)       S-6211 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE SUCCESSION SELECT(R) VARIABLE LIFE INSURANCE           S-6202 L (5/08)       S-6203 K (5/08)
-------------------------------------------------------------------------------------------------------------
  RIVERSOURCE(R) SIGNATURE VARIABLE UNIVERSAL LIFE INSURANCE         S-6482 M (5/08)
-------------------------------------------------------------------------------------------------------------



THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
S-6503-15 A (2/09)

* Valid until next prospectus/annual report update.

This supplement describes proposed changes to the certain investment options offered under certain variable life insurance policies and variable annuity contracts (the "Contracts"). Please retain this supplement with your Prospectus or Annual Report for future reference.

                             NOTICE OF SUBSTITUTION

RiverSource Life Insurance Company ("RiverSource Life") and RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") and certain applicable separate accounts filed an application with the Securities and Exchange Commission ("SEC") seeking an order approving the substitution of shares of certain investment portfolios (the "Old Portfolios") of certain funds or trusts (the "Old Funds"), with shares of certain investment portfolios (the "New Portfolios") of certain funds or trusts (the "New Funds"), under certain Contracts, each issued through a Separate Account. The SEC approved all proposed substitutions and to the extent required by law, approvals of the proposed substitution are being obtained from the state insurance regulators in certain jurisdictions.

Effective February 13, 2009, shares of the Old Portfolios will be substituted with shares of the New Portfolios, as follows:


----------------------------------------------------------------------------------------------------------------
  OLD PORTFOLIOS                                          NEW PORTFOLIOS
----------------------------------------------------------------------------------------------------------------
 Class I of the American Century VP Value Fund of the     RiverSource VP -- Diversified Equity Income Fund of
 American Century Variable Portfolios                     the RiverSource Variable Series Trust

 Class II Shares of the Pioneer Equity Income VCT
 Portfolio of the Pioneer Variable Contracts Trust

----------------------------------------------------------------------------------------------------------------

 Class IB Shares of the Putnam VT International New       Series II Shares of the AIM V.I. International Growth
 Opportunities Fund of the Putnam Variable Trust          Fund of the AIM Variable Insurance Funds

----------------------------------------------------------------------------------------------------------------

 Service Shares of the Dreyfus VIF International Value    Class B of the AllianceBernstein VPS International
 Portfolio of the Dreyfus Variable Investment Fund        Value Portfolio of the AllianceBernstein Variable
                                                          Products Series Fund
 Service Shares of the Lazard Retirement International
 Equity Portfolio of the Lazard Retirement Series

----------------------------------------------------------------------------------------------------------------

 Service Class of the MFS(R) Total Return Series of       RiverSource VP -- Balanced Fund of the RiverSource
 the MFS(R) Variable Insurance Trust                      Variable Series Trust

----------------------------------------------------------------------------------------------------------------

 Class 1 of the FTVIPT Templeton Developing Markets       Threadneedle VP -- Emerging Markets Fund of the
 Securities Fund of the Franklin Templeton Variable       RiverSource Variable Series Trust
 Insurance Products Trust

----------------------------------------------------------------------------------------------------------------

 Class 2 of the FTVIPT Templeton Foreign Securities       Class 2 of the Evergreen VA International Equity Fund
 Fund of the Franklin Templeton Variable Insurance        of the Evergreen Variable Annuity Trust
 Products Trust

----------------------------------------------------------------------------------------------------------------



For 30 days following the substitution, you may make one transfer of Contract Value from the Subaccount investing in the Old Portfolio (before the substitution) or the New Portfolio (after the substitution) to any other available Subaccount without being assessed a transfer fee and without that transfer counting against limitations on transfers permitted under your Contract. In addition, until at least 30 days after the substitution, neither RiverSource Life nor RiverSource Life of NY will exercise any rights it may have under your Contract to impose restrictions or charges on transfers into or out of the Old Portfolio (except as are necessary to prevent short-term trading activities).

You should already have received a current prospectus for the Replacement Portfolios. However, if you have not already received a current prospectus, please contact your financial adviser.

S-6503-15 A (2/09)



(RIVERSOURCE INVESTMENT LOGO) 70100 AMERIPRISE FINANCIAL CENTER
                              MINNEAPOLIS, MN 55474
                              (800) 862-7919